LONG-TERM DEBT AND OTHER DEBTS - Schedule of Senior Secured Non-Convertible Debentures Issued as Part of the 2023 Debenture Financing (Details)	Jul. 19, 2023 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 19, 2023 CAD ($)	Jul. 19, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 279,574,884	$ 224,942,365
Public warrants
Disclosure of detailed information about borrowings [line items]
Warrant liability		3,307,926	8,558,066			$ 13,080,646
2023 Debenture Financing
Disclosure of detailed information about borrowings [line items]
Proceeds from the 2023 Debentures Financing	$ 142,920,845
Borrowings		$ 6,026,498	25,034,073			30,342,059
Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 43,662,941
Financing fees	$ 1,919,701
Borrowings, interest rate (as a percent)				0.75%	0.75%
Borrowings, interest rate (as a percent)		150.00%
Default threshold amount for payment acceleration					$ 15,000,000
Borrowings		$ 47,870,182	44,656,323		$ 41,743,240	41,743,240
Effective interest rate (as a percent)				21.02%	21.02%
Issuance of shares through "at-the-market" equity program (in shares) | shares	258,155
Conversion Option on Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 30,342,059
Non-Convertible Debentures and July 2023 Warrants
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 90,900,000	68,915,845
Non Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 44,148,002
Financing fees	$ 1,910,149
Borrowings, interest rate (as a percent)				11.00%	11.00%
Borrowings maturity, term (in years)	30 days
Borrowings, interest rate (as a percent)				100.00%	100.00%
Default threshold amount for payment acceleration					$ 15,000,000
Borrowings		45,592,369	44,532,212		$ 42,237,853	42,237,853
Effective interest rate (as a percent)				22.54%	22.54%
Senior Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 74,005,000
Borrowings, interest rate (as a percent)				13.00%	13.00%
Non-Convertible Debentures, Warrants | Public warrants
Disclosure of detailed information about borrowings [line items]
Warrant liability		$ 4,688,793	$ 18,043,426			$ 24,767,843